Exploration and Evaluation Assets, Net	12 Months Ended
Dec. 31, 2024
Disclosure Of Exploration And Evaluation Assets [Abstract]
Exploration and Evaluation Assets, Net

15. EXPLORATION AND EVALUATION ASSETS, NET

Total
As at December 31, 2022	685
Acquisition	31
Additions	84
Transfer to PP&E (Note 16)	(60)
Write-downs	(29)
Change in Decommissioning Liabilities	28
Exchange Rate Movements and Other	(1)
As at December 31, 2023	738
Acquisition	7
Additions	65
Transfer to PP&E (Note 16)	(285)
Write-downs	(37)
Change in Decommissioning Liabilities	(5)
Exchange Rate Movements and Other	1
As at December 31, 2024	484